Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Earnings Per Share

		Consolidated
	June 30, 2022 A$	June 30, 2021 A$	June 30, 2020 A$
Loss after income tax attributable to the owners of Immutep Limited	(32,210,826)	(29,902,624)	(13,468,232)

	Number	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	848,968,068	594,927,440	412,855,961

Weighted average number of ordinary shares used in calculating diluted earnings per share	848,968,068	594,927,440	412,855,961

	Cents	Cents	Cents
Basic earnings per share	(3.79)	(5.03)	(3.26)
Diluted earnings per share	(3.79)	(5.03)	(3.26)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the convertible notes, performance rights, listed options and unlisted options that were not included in the calculation of weighted average number of ordinary shares because they are anti-dilutive for the periods presented.

	Consolidated
	June 30, 2022 A$	June 30, 2021 A$	June 30, 2020 A$
Unlisted options	847,600	847,600	38,174,063
Convertible notes	12,206,768	23,806,883	90,109,406
Performance rights	16,769,906	7,563,502	11,837,560
Non-executive director rights	1,339,621	3,100,000	2,700,291
US warrants*	2,065,070	2,065,070	36,337,180